Apr. 12, 2016
AllianzGI Global Dynamic Allocation Fund
AllianzGI Global Dynamic Allocation Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated April 12, 2016 to the

Statutory Prospectus for Class A, Class C, Class R, Institutional Class,

Class R6, Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2016 (as supplemented thereafter)

Disclosure Relating to the AllianzGI Global Dynamic Allocation Fund (the “Fund”)

Effective June 30, 2016, within the Fund Summary relating to the Fund, the “Investment Objective” is hereby restated in its entirety as follows:
The Fund seeks long-term capital appreciation.
Corresponding changes are hereby made within the “Principal Investments and Strategies of Each Fund – AllianzGI Global Dynamic Allocation Fund” section of the Prospectus.

The change to the Fund’s investment objective is not anticipated to result in any material change to the way the Fund is managed or its risk profile.

Please retain this Supplement for future reference.